CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts	$ 67,194,973	$ 59,049,747
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	463,247,600	463,247,600
Ordinary shares, shares issued	240,701,253	240,701,253
Ordinary shares, shares outstanding	240,701,253	240,701,253
Treasury shares, par value per share	$ 0.0001	$ 0.0001